EQUITY - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares yr $ / shares	Dec. 31, 2024 USD ($) yr shares $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 yr	Dec. 31, 2023 shares
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share | $ / shares	$ 0.24	$ 0.21
Expense incurred with respect to MSOP | $	$ 15,000,000	$ 15,000,000
Expense from share-based payment transactions with employees | $	$ 123,000,000	$ 106,000,000
US$35.56 – US$46.62 [Member]
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	6 years 7 months 6 days	6 years 7 months 6 days
US$40.19
Disclosure of classes of share capital [line items]
Weighted average remaining contractual life of outstanding share options	9 years 2 months 12 days
Exercise price of outstanding share options | $ / shares			$ 40.19
Top of range | US$35.56 – US$46.62 [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options | $ / shares		$ 31.08		$ 31.08
Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Average term to exercise | yr	7.5	7.5
Expected volatility, share options granted	31.30%	35.00%
Expected dividend as percentage, share options granted	0.80%	1.00%
Risk free interest rate, share options granted	4.40%	4.20%
Liquidity Discount	25.00%	25.00%
Weighted-average fair value of a unit | $				$ 11.89		$ 8.34
Escrowed Stock Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement	2,287,000,000	24,563,000,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 25.11	$ 23.80
Average term to exercise | yr	7.5	7.5
Expected volatility, share options granted	31.30%	35.00%
Expected dividend as percentage, share options granted	80.00%	1.00%
Risk free interest rate, share options granted	4.40%	4.20%
Liquidity Discount	25.00%	25.00%
Weighted-average fair value of a unit | $				$ 11.89		$ 8.34
Number of share options outstanding in share-based payment arrangement				82,690,000,000	84,616,000,000		84,616,000,000	62,006,000,000
Deferred Stock Units and Restricted Stock Units | Employees and Directors | Cash-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Share Options Vested In Share-Based Payment Arrangement | $	$ 1,200,000,000	$ 1,100,000,000
Expense from share-based payment transactions with employees | $	$ 3,000,000	3,000,000
Common Class A | Management Share Option Plan | Executives [Member] | Top of range | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Expiration Period1	10 years
Common Class A | Escrowed Stock Plan | Executives [Member] | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Expense from share-based payment transactions with employees | $	$ 51,000,000	$ 36,000,000
Common Class A | Escrowed Stock Plan | Executives [Member] | Top of range | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Expiration Period1	10 years
Common Class A | Restricted Stock | Executives [Member] | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Share based awards, hold period	5 years
Number of instruments granted in share-based payment arrangement | yr	1,800,000	2,600,000
Expense from share-based payment transactions with employees | $	$ 54,000,000	$ 52,000,000
Common shares | Common Class B
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)				85,120
Preferred shares
Disclosure of classes of share capital [line items]
Par value per share (in cad per share) | $ / shares			25.00
Preference shares, series 51 [Member]
Disclosure of classes of share capital [line items]
Par value per share (in cad per share) | $ / shares			22.44
Preference shares, series 52
Disclosure of classes of share capital [line items]
Par value per share (in cad per share) | $ / shares			$ 22.00
Common Class A | Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Vested (in shares)				30,151,000	36,984,000
Unvested (in shares)				6,306,000	8,752,000
Number of share options outstanding in share-based payment arrangement				36,457,000	45,736,000
Common Class A | Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement | Exercise Price Range Four [Member]
Disclosure of classes of share capital [line items]
Vested (in shares)				3,443,000	9,191,000
Unvested (in shares)				3,366,000	8,600,000
Number of share options outstanding in share-based payment arrangement				6,809,000	17,791,000
Common Class A | Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement | Exercise Price Range Five [Member]
Disclosure of classes of share capital [line items]
Vested (in shares)				0
Unvested (in shares)				1,335,000
Number of share options outstanding in share-based payment arrangement				1,335,000